Vista Outdoor Inc. - 10-Q Leases (Future Minimum Lease Payments) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Remainder of fiscal year 2025	$ 18,502
Fiscal year 2025	22,938	$ 24,245
Fiscal year 2026	20,431	23,457
Fiscal year 2027	18,394	21,064
Fiscal year 2028	16,508	18,336
Thereafter	72,908
Total lease payments	169,681	176,314
Less imputed interest	(53,403)	(55,942)
Present value of lease liabilities	$ 116,278	$ 120,372	$ 119,664